Average Annual Total Returns		12 Months Ended	60 Months Ended	71 Months Ended
	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.17%	2.77%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.92%
First Trust Equity Market Neutral ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.91%	2.76%	1.93%
Performance Inception Date	Feb. 04, 2020
First Trust Equity Market Neutral ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.61%	2.06%	1.34%
First Trust Equity Market Neutral ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.08%	1.82%	1.23%